OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
Employees and payroll accruals	$ 2,790	$ 3,198
Accrued expenses	5,807	7,902
Deferred revenues	186	1,447
Government authorities	479	113
Income tax payable and tax provision	823	305
Others	115	173
Other accounts payable and accrued expenses	$ 10,200	$ 13,137